INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended				36 Months Ended
	Aug. 31, 2019	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Income tax benefit (expense)		¥ 736,804	$ 106,827	¥ 1,258,196	¥ 586,036
Hong Kong
Income tax rate (as a percent)		16.50%	16.50%
Next tax rate for first minimum portion of assessable profits		8.25%	8.25%
Subsidiaries [Member]
Preferential tax rate		15.00%	15.00%
Percentage of income tax exempt	40.00%
West Development | Subsidiaries [Member]
Preferential tax rate	15.00%
Qiyu.
Preferential tax rate		15.00%	15.00%
Qiyu. | High And New Technology Enterprises
Preferential tax rate						15.00%
Beihai Borui Credit Service Co., Ltd
Preferential tax rate		15.00%	15.00%